Income Tax - Disclosure of Deferred Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, offset amount	€ 9,415	€ 9,006	€ 8,568
Deferred tax liabilities, offset amount	9,415	9,006	8,568
Deferred tax assets / Tax losses carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, offset amount	8,699	8,344	7,476
Deferred tax assets	128,272	115,321	111,832
Deferred tax assets / Tax losses carryforwards | Deferred tax assets / Tax losses carryforwards - France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	125,491	112,549	109,062
Deferred tax assets / Tax losses carryforwards | Deferred tax assets / Tax losses carry forwards - US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,781	2,773	2,770
Deferred tax assets / Provision for defined benefit obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, offset amount	682	610	922
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, offset amount	34	52	170
Deferred tax liabilities, offset amount	7	0	0
Deferred tax liabilities / Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, offset amount	8,754	8,233	7,636
Deferred tax liabilities / Lease contract (IFRS 16 application)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, offset amount	500	553	651
Deferred tax assets / Tax amortization
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, offset amount	€ 154	€ 220	€ 281